Summary of significant accounting policies - Loan receivable from Xiaoying Housing Loans, net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables	¥ 55,335,741		¥ 102,555,784	¥ 24,709,468	$ 8,683,385
Loan receivable from Xiaoying Housing Loans, net	2,484,072,931		1,236,026,461		389,805,249
Allowance for loans receivable at beginning of the year	102,555,784	$ 16,093,240	24,709,468
Provision for Loans Receivable from Xiaoying Housing Loans	76,395,168	11,988,069	227,210,026
Less: Charge-off	(123,615,211)	(19,397,924)	(153,568,756)
Allowance for loans receivable at end of the year	55,335,741	8,683,385	102,555,784	24,709,468
Over due loans receivable	2,539,408,672		1,338,582,245		398,488,634
Xiaoying Housing Loan
Loan receivable from Xiaoying Housing Loans
Allowance for loan principal and interest receivables				48,211,512
Loan receivable from Xiaoying Housing Loans, net	12,083,317		47,490,437		1,896,136
Loans receivable acquired during the year	0		14,165,030
Amount of outstanding undiscounted loan receivable	121,854,733		129,940,425		19,121,667
Allowance for loans receivable at beginning of the year			48,211,512
Provision for Loans Receivable from Xiaoying Housing Loans	(377,559)	(59,247)	17,993,570	23,430,641
Less: Charge-off	377,559	$ 59,247	(66,205,082)
Allowance for loans receivable at end of the year				¥ 48,211,512
Over due loans receivable	12,083,317		47,490,437		1,896,136
Xiaoying Housing Loan | Over due 1 - 2 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable			3,043,453
Xiaoying Housing Loan | Over due 2 - 3 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable	1,392,439		8,691,640		218,504
Xiaoying Housing Loan | Over due over 3 years
Loan receivable from Xiaoying Housing Loans
Over due loans receivable	¥ 10,690,878		¥ 35,755,344		$ 1,677,632